SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000, as
                            amended September 1, 2000

                               JNL(R) SERIES TRUST


Effective January 31, 2001, Jackson National Financial Services, LLC ("JNFS, LLC") will merge into Jackson National Asset Management, LLC ("JNAM, LLC"). For all purposes, JNAM, LLC will be deemed a party in lieu of JNFS, LLC and JNAM, LLC will be responsible for the performance of all duties and obligations currently assumed by JNFS, LLC. Management of JNFS, LLC anticipates that this transition should be seamless. The management of JNAM, LLC is the same as that of JNFS, LLC. At a meeting held on November 9, 2000, the Board of Trustees of JNL Series Trust approved JNAM, LLC as the advisor of each Series of the Trust and also approved all agreements between JNAM, LLC and each Series of the JNL Series Trust.

All references in the prospectus to Jackson National Financial Services, LLC should be deleted and replaced with Jackson National Asset Management, LLC.


This Supplement is dated January 31, 2001.

(To be used with NV3784 Rev. 09/00)

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2000

                               JNL(R) SERIES TRUST


Effective January 31, 2001, Jackson National Financial Services, LLC ("JNFS, LLC") will merge into Jackson National Asset Management, LLC ("JNAM, LLC"). For all purposes, JNAM, LLC will be deemed a party in lieu of JNFS, LLC and JNAM, LLC will be responsible for the performance of all duties and obligations currently assumed by JNFS, LLC. Management of JNFS, LLC anticipates that this transition should be seamless. The management of JNAM, LLC is the same as that of JNFS, LLC. At a meeting held on November 9, 2000, the Board of Trustees of JNL Series Trust approved JNAM, LLC as the advisor of each Series of the Trust and also approved all agreements between JNAM, LLC and each Series of the JNL Series Trust.

All references in the prospectus to Jackson National Financial Services, LLC should be deleted and replaced with Jackson National Asset Management, LLC.


This Supplement is dated January 31, 2001.

(To be used with VC3656 Rev. 09/00,  VC3652 Rev. 09/00, VC3657 Rev. 5/00, VC3723
Rev. 05/00 and NV3174 Rev. 05/00)

              SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION
                   DATED MAY 1, 2000, as amended, MAY 11, 2000

                               JNL(R) SERIES TRUST


Effective January 31, 2001, Jackson National Financial Services, LLC ("JNFS, LLC") will merge into Jackson National Asset Management, LLC ("JNAM, LLC"). For all purposes, JNAM, LLC will be deemed a party in lieu of JNFS, LLC and JNAM, LLC will be responsible for the performance of all duties and obligations currently assumed by JNFS, LLC. Management of JNFS, LLC anticipates that this transition should be seamless. The management of JNAM, LLC is the same as that of JNFS, LLC. At a meeting held on November 9, 2000, the Board of Trustees of JNL Series Trust approved JNAM, LLC as the advisor of each Series of the Trust and also approved all agreements between JNAM, LLC and each Series of the JNL Series Trust.

All references in the Statement of Additional Information to Jackson National Financial Services, LLC should be deleted and replaced with Jackson National Asset Management, LLC.


This Supplement is dated January 31, 2001.

(To be used with V3180 Rev. 05/00)